CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Total net income (loss)	¥ (10,528,493)	$ (1,504,911)	¥ 5,606,782	¥ 9,561,932
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,587,751	369,885	331,069	213,212
Amortization of right of use assets and interest of lease liabilities	912,697	130,458	405,356	304,800
Other income - rent subsidy				(28,139)
(Gain)/loss from termination of operating lease			32,000	(50,555)
Net loss on disposal of property and equipment	17,115	2,446		251,310
Credit loss for accounts receivable	785,698	112,305	102,200	0
Employee stock compensation	6,264,915	895,487
Unrealized foreign exchange loss (gain)	(1,494,177)	(213,573)	192,880
Deferred tax	(217,233)	(31,051)	(15,330)
Changes in operating assets and liabilities:
Accounts receivable	3,519,328	503,041	(2,846,886)	(1,422,205)
Prepayment and other current assets	565,474	80,827	(8,831,715)	282,514
Other long-term assets			67,757	91,601
Accounts payable			(1,553)	(178,447)
Other payables	(1,033,505)	(147,723)	289,062	(73,663)
Payroll payables	754,951	107,910	369,211	124,171
Deferred revenue	(795,782)	(113,747)	561,707	41,445
Change in lease liabilities - operating lease	(916,061)	(130,939)	(357,355)	(310,832)
Taxes payable	(515,871)	(73,737)	(956,111)	1,570,186
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(93,193)	(13,322)	(5,050,926)	10,377,330
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(4,363,774)	(623,744)	(592,504)	(6,335)
Purchase of intangible assets	(52,032,088)	(7,437,299)	(15,113,206)	(1,782,178)
Proceeds from disposal of property and equipment	1,000	143
Acquisition of subsidiaries, net of cash acquired	445,823	63,725	(32,000,000)
NET CASH USED IN INVESTING ACTIVITIES	(55,949,039)	(7,997,175)	(47,705,710)	(1,788,513)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank loans	16,240,000	2,321,293	4,000,000	3,000,000
Repayments of bank loans	(4,000,000)	(571,747)	(3,000,000)	(595,817)
Capital contributed by shareholders	1,993	285		751,648
Proceeds from issuance of ordinary shares upon the completion of IPO			54,481,760
Proceeds from issuance of ordinary shares upon exercise of underwriters' over-allotment option			8,690,520
Share issuances, net of issuance costs	55,267,102	7,899,702
Deferred costs related to shares offering	(228,213)	(32,620)	(10,648,441)	(6,648,228)
Net (repayment) proceeds from related parties	4,627,442	661,432	(4,156,605)	(618,503)
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	71,908,324	10,278,345	49,367,234	(4,110,900)
EFFECT OF FOREIGN EXCHANGE RATE ON CASH AND CASH EQUIVALENT	(10,658)	(1,523)	225,611
NET INCREASE IN CASH AND CASH EQUIVALENTS	15,855,434	2,266,325	(3,163,791)	4,477,917
TOTAL CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	3,918,146	560,047	7,081,937	2,604,020
TOTAL CASH AND CASH EQUIVALENTS, END OF YEAR	19,773,580	2,826,372	3,918,146	7,081,937
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest expense	301,551	43,103	108,090	65,315
Cash paid for income tax	11,434	1,596	1,303,716	28,363
Supplemental Schedule of Non-Cash Investing and Financing Activities
Right-of-use assets obtained in exchange for new operating lease liabilities			994,972	35,502
Right-of-use assets derecognized for termination of operating lease liabilities			¥ (78,588)	¥ (1,999,354)
Right-of-use assets obtained in exchange for operating lease liabilities from modification	¥ 1,198,602	$ 171,324